FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 21,607	$ 12,111	$ 9,702
Adjustments to reconcile net income to net cash provided by operating activities:
Investment income from subsidiaries	156
Stock-based compensation	930	2,273	216
Changes in assets and liabilities:
Prepaid expenses and other current assets	(1,193)	176	45
Amount due from related party		(477)	49
Accrued expenses and other current liabilities	2,884	3,071	2,235
Amount due to related parties			(198)
Net cash generated from operating activities	34,303	16,314	14,005
CASH FLOWS FROM INVESTING ACTIVITIES
Loan provided to a related party	(4,306)
Repayment of loan provided to a related party	3,483
Payment for business acquisitions	(41,311)	(6,038)	(2,966)
Net cash used in investing activities	(96,714)	(16,058)	(15,706)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible redeemable preferred shares	25,181	45,000
Proceeds from convertible loan		2,000
Repayment of convertible loan	(2,000)
Proceeds from exercise of share options			136
Proceeds from exercise of share option to shareholders			269
Proceeds from redesignation of Common A	612
Proceeds from redesignation of convertible redeemable preferred shares	669
Payment for convertible preferred shares transaction professional fees	(2,847)
Payment for business acquisitions	(3,010)
Net cash (used in)/ provided by financing activities	29,342	50,824	(1,161)
Effect of exchange rate changes	136	199	595
Net increase in cash and cash equivalent	(32,933)	51,279	(2,267)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	63,154	11,875	14,142
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	30,221	63,154	11,875
PARENT COMPANY
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	21,607	12,111	9,702
Adjustments to reconcile net income to net cash provided by operating activities:
Investment income from subsidiaries	(24,071)	(15,129)	(10,376)
Stock-based compensation	930	2,273	216
Changes in assets and liabilities:
Prepaid expenses and other current assets	(316)	2,754	(980)
Amount due from related party	(17,732)	(1,502)	1,576
Accrued expenses and other current liabilities	(2,409)	(297)	(108)
Amount due to related parties			(564)
Net cash generated from operating activities	(21,991)	210	(534)
CASH FLOWS FROM INVESTING ACTIVITIES
Loan provided to a related party	(3,000)
Repayment of loan provided to a related party	3,000
Payment for business acquisitions	(31,710)
Net cash used in investing activities	(31,710)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible redeemable preferred shares	25,181	45,000
Proceeds from convertible loan		2,000
Repayment of convertible loan	(2,000)
Proceeds from exercise of share options			135
Proceeds from exercise of share option to shareholders			269
Proceeds from redesignation of Common A	669
Proceeds from redesignation of convertible redeemable preferred shares	612
Payment for convertible preferred shares transaction professional fees	(2,847)
Payment for business acquisitions	(1,267)
Net cash (used in)/ provided by financing activities	20,348	47,000	404
Net increase in cash and cash equivalent	(33,353)	47,210	(130)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	47,290	80	210
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$ 13,937	$ 47,290	$ 80